Share-based Payment Arrangements - Summary of Information About ASE Inc. Option Plans (Detail)	1 Months Ended	12 Months Ended
	Nov. 30, 2019 shares	Dec. 31, 2023 TWD ($) shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted	17,167,000
The Company Option Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance		81,262,000	96,802,000	144,767,000
Options granted		150,000,000	0	0
Number of options, forfeited		(1,471,000)	(1,206,000)	(5,907,000)
Number of options, exercised		(17,551,000)	(14,334,000)	(42,058,000)
Number of options, Ending balance		212,240,000	81,262,000	96,802,000
Number of options, exercisable, end of year		62,505,000	58,216,000	49,696,000
Weighted-average fair value of options granted (NT$)			0	0
Weighted average exercise price, Beginning balance | $ / shares		$ 50.2	$ 53.3	$ 56.9
Options granted | $ / shares		107	0	0
Weighted average exercise price, Options forfeited | $ / shares		66.9	51.1	52.3
Weighted average exercise price, Options exercised | $ / shares		50.9	51.5	61.4
Weighted average exercise price, Ending balance | $ / shares		89.1	50.2	53.3
Weighted average exercise price, Options exercisable, end of year | $ / shares		$ 46.5	$ 51.3	$ 55.5
The Company Option Plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (NT$) | $		$ 29.7
The Company Option Plans [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (NT$) | $		$ 35.1